LOSS PER SHARE - Disclosure of loss per share share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net loss attributable to owners of the Company - basic and diluted	$ (30,076)	$ (13,444)
Weighted-average number of common shares	323,496	295,306
Effect of dilutive securities:
Stock options	0	0
Weighted-average number of diluted common shares	323,496	295,306
Loss per common share
Basic (loss) earnings per share	$ (0.09)	$ (0.05)
Diluted (loss) earnings per share	$ (0.09)	$ (0.05)